UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

BNY Mellon Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	03/31/2021

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Natural Resources Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Natural Resources Fund

SEMIANNUAL REPORT March 31, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from October 1, 2020 through March 31, 2021, as provided by Albert Chu, CFA, and David Intoppa, Portfolio Managers

David Intoppa joined the portfolio management team during the reporting period.

Market and Fund Performance Overview

For the six-month period ended March 31, 2021, BNY Mellon Natural Resources Fund’s Class A shares produced a total return of 44.47%, Class C shares returned 43.97%, Class I shares returned 44.66% and Class Y shares returned 44.73%.1 In comparison, the fund’s benchmark, the S&P 500® Index (the “Index”), produced a total return of 19.08% for the same period.2 The S&P Global Natural Resources Index, which more closely reflects the fund’s composition, returned 36.31% for the reporting period.3

Equities, particularly energy stocks, produced positive returns during the period amid an environment of supportive central bank policies, OPEC supply controls and improved investor sentiment brought on by vaccine distribution and anticipated economic reopening. The fund beat its primary and secondary indices due to its positions in U.S./onshore upstream, forest products and metals and mining securities.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its assets, plus any borrowings for investment purposes, in stocks of companies in natural resources and natural resource-related sectors. Generally, these are companies principally engaged in owning or developing natural resources, or supplying goods, technology and services relating to natural resources.

The fund invests in growth and value stocks and typically will maintain exposure to the major natural resources sectors. Using fundamental research and direct management contact, the portfolio managers seek stocks of companies with strong positions in their natural resources sector, sustained achievement records and strong financial condition. There are no prescribed limits on the weightings of securities in any particular natural resources sector or in any individual company, and the fund may invest in companies of any market capitalization. The fund may invest in foreign securities, including emerging-market securities, without limitation.

A Tale of Two Markets

After a strong summer rally, volatility crept back into equity markets in the fall of 2020 as increasing COVID-19 infection rates began to concern investors. By October, several countries had begun to reinstitute some degree of behavioral restriction among residents in order to stem the spread of the virus. In addition, mounting political rhetoric in the U.S. due to the election, renewed trade difficulties between the U.S. and China, and other geopolitical events stoked investor anxiety. However, resolution in the U.S. presidential election and promising progress towards a COVID-19 vaccine during the month of November 2020 helped stocks resurrect their upward momentum.

December 2020 brought vaccine approvals and passage of another U.S. fiscal stimulus package, both of which helped to support the rally. Ten-year U.S. Treasury rates began to rise as market participants anticipated the beginning of a strong global economic recovery. A strong rotation began out of companies that were able to benefit in the COVID-19 economy, such as technology and growth stocks. Investors began to support COVID-19-sensitive sectors of the market, which had previously lagged, as well as cyclical areas of the market on the theory that these sectors were offering more attractive valuations and would benefit most from economic reopening. As the stock rally continued, and sentiment strengthened, the yield curve continued to steepen on increasing concerns over inflation rates, which could lead to tightening by the U.S. Federal Reserve (the “Fed”). Despite small pockets of volatility, stocks generally rose through the end of the period, and stocks produced strong results for the six months.

Stock Selections Drive Fund Performance

The portfolio outperformed its benchmarks during the period primarily due to its positions in U.S. onshore upstream oil companies, forest products companies and metals and mining companies. There are many themes at work in the environment right now that are supportive of demand for these companies’ products. Oil exploration and production companies Pioneer Natural Resources and Hess were among the leading individual contributors to portfolio returns during the period. Both companies benefited from the resurgence in oil prices due to OPEC supply controls and increased demand. While oil prices were historically low in spring of 2020, oil produces became very financially disciplined and cut back on their spending, which has made them more financially sound now that revenues have bounced back. Mining company Freeport-McMoRan was also among the leading contributors. The company mines copper, and the stock price has been supported by increasing demand from China, and the prospect of a U.S. infrastructure bill which would further increase demands for copper. An electric vehicle engine uses four times as much copper as a gasoline combustion engine. Wind turbine construction is also very copper intensive.

Conversely, a few items provided a headwind to fund results during the period. Allocation decisions across the integrated energy, energy services and precious metals industries weighed on results. Gold companies Barrick Gold and Kinross Gold were among the leading detractors from performance. Gold has lagged since the rotation out of lockdown-beneficiary stocks and into reopening-sensitive stocks started near the beginning of the period. Many people invested in gold as a hedge against a declining market in the spring of 2020. Economic reopening and a rotation into more cyclical sectors puts gold out of favor. In addition, a rallying dollar also makes it less advantageous to invest in gold in the near-term. Lastly, a lack of exposure to index position Exxon Mobil was a drag on results.

Positioned for the Current Environment

Our team believes there are many reasons to be bullish on natural resources stock right now. It is our opinion that the microeconomic and macroeconomic elements of the environment are supportive. First, dovish fiscal and monetary policies are supportive commodity prices. We think that with the large amount of money being pumped into the economy right now that inflationary pressures will eventually build. Many investors recognize commodities as an effective hedge against inflation. This may stoke demand and also serve to support prices. On the macroeconomic side of things, we see a supply decline in the energy sector, which can also support prices. Within metals and mining, we think the Biden administration’s new infrastructure policies and focus on electric vehicles and renewable energy will support

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

demand for copper. Within agriculture, a shift in the way China produces its pork may stoke demand for soybeans, as the country moves to a more industrialized model. We feel all of these themes are supportive of stock prices.

April 15, 2021

1 DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should note that the fund’s short-term performance is highly unusual, in part to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future. Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through February 1, 2022, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The S&P Global Natural Resources Index includes 90 of the largest publicly traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure across three primary, commodity-related sectors: agribusiness, energy and metals & mining. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Because the fund’s investments are concentrated in the natural resources and related sectors, the value of its shares will be affected by factors particular to those sectors and may fluctuate more widely than that of a fund that invests in a broad range of industries. The market value of these securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. Interest rates, commodity prices, economic, tax and energy developments, and government regulations may affect the supply and demand for natural resources and the share prices of companies in the sector.

Securities of companies within specific natural resources sectors can perform differently from the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain natural resources sectors than others, the fund’s performance may be more sensitive to developments that affect those sectors emphasized by the fund.

Small and midsized companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger, more established companies.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks are greater with emerging-market countries than with more economically and politically established foreign countries.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Natural Resources Fund from October 1, 2020 to March 31, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended March 31, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.56	$11.74	$5.98	$5.25
Ending value (after expenses)	$1,444.70	$1,439.70	$1,446.60	$1,447.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended March 31, 2021

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.24	$9.70	$4.94	$4.33
Ending value (after expenses)	$1,018.75	$1,015.31	$1,020.04	$1,020.64
†

Expenses are equal to the fund’s annualized expense ratio of 1.24% for Class A, 1.93% for Class C, .98% for Class I and .86% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
March 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.4%
Agricultural Products - 3.9%
Bunge	195,960		15,533,749
Construction & Engineering - 1.9%
Fluor	329,499	[a]	7,608,132
Copper - 8.0%
First Quantum Minerals	345,007		6,575,092
Freeport-McMoRan	431,243		14,200,832
Lundin Mining	667,442		6,867,212
Southern Copper	61,585	[b]	4,179,774
			31,822,910
Diversified Metals & Mining - 4.3%
Anglo American	311,373		12,201,682
MP Materials	134,905	[a,b]	4,849,835
			17,051,517
Electric Utilities - 2.0%
Enel	426,376		4,246,595
Orsted	22,573	[c]	3,645,771
			7,892,366
Electrical Components & Equipment - .4%
Array Technologies	57,289	[a]	1,708,358
Environmental & Facilities Services - 2.2%
Clean Harbors	46,836	[a]	3,937,034
Covanta Holding	334,792		4,640,217
			8,577,251
Fertilizers & Agricultural Chemicals - 12.6%
CF Industries Holdings	340,711		15,461,465
Corteva	364,883		17,010,845
The Mosaic Company	545,262		17,235,732
			49,708,042
Forest Products - 3.1%
Louisiana-Pacific	99,304		5,507,400
West Fraser Timber	96,408		6,935,822
			12,443,222
Gold - 12.4%
Alamos Gold, Cl. A	677,658		5,292,509
Barrick Gold	489,703		9,714,567
Coeur Mining	820,808	[a]	7,411,896
Kinross Gold	1,930,297		12,856,359
Newmont	226,819		13,670,381
			48,945,712
Heavy Electrical Equipment - .5%
Nel	622,068	[a]	1,832,061

Description		Shares		Value ($)
Common Stocks - 98.4% (continued)
Holding Companies-Divers - .6%
Star Peak Energy Transition, Cl. A		86,563	[a,b]	2,300,844
Integrated Oil & Gas - 6.2%
Equinor		515,277		10,078,841
Occidental Petroleum		536,369		14,278,143
				24,356,984
Oil & Gas Exploration & Production - 25.4%
Chesapeake Energy		24,365	[a,b]	1,057,197
CNX Resources		313,354	[a,b]	4,606,304
Comstock Resources		858,526	[a]	4,756,234
ConocoPhillips		342,147		18,123,526
Devon Energy		573,759		12,536,634
Diamondback Energy		79,523		5,844,145
EQT		801,420	[a]	14,890,384
Hess		238,553		16,880,010
Pioneer Natural Resources		107,606		17,089,985
Range Resources		480,993	[a,b]	4,968,658
				100,753,077
Oil & Gas Refining & Marketing - 10.5%
Marathon Petroleum		324,470		17,355,900
Phillips 66		83,510		6,809,405
Valero Energy		241,265		17,274,574
				41,439,879
Precious Metals & Minerals - 1.6%
Sibanye Stillwater		1,421,538		6,260,161
Renewable Electricity - 2.8%
NextEra Energy Partners		81,844		5,964,791
Sunnova Energy International		130,187	[a]	5,314,233
				11,279,024
Total Common Stocks (cost $300,285,280)				389,513,289
	1-Day Yield (%)
Investment Companies - 3.0%
Registered Investment Companies - 3.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $11,932,015)	0.06	11,932,015	[d]	11,932,015

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $4,618,941)	0.02	4,618,941	[d]	4,618,941
Total Investments (cost $316,836,236)		102.6%		406,064,245
Liabilities, Less Cash and Receivables		(2.6%)		(10,196,835)
Net Assets		100.0%		395,867,410

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2021, the value of the fund’s securities on loan was $16,770,234 and the value of the collateral was $17,054,024, consisting of cash collateral of $4,618,941 and U.S. Government & Agency securities valued at $12,435,083.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities were valued at $3,645,771 or .92% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Energy	42.1
Materials	42.0
Industrials	5.0
Utilities	4.8
Investment Companies	4.2
Consumer Staples	3.9
Diversified	.6
102.6

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 9/30/20($)	Purchases($)†	Sales($)	Value 3/31/21($)	Net Assets(%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	5,553,981	72,610,396	(66,232,362)	11,932,015	3.0	1,948
Investment of Cash Collateral for Securities Loaned;††
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	1,158,514	2,143,016	(3,301,530)	-	-	359†††
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares	-	40,548,121	(35,929,180)	4,816,941	1.2	58,814†††
Total	6,712,495	115,301,533	(105,463,072)	16,550,956	4.2	61,121

† Includes reinvested dividends/distributions.

†† Effective November 9, 2020, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares.

††† Represents securities lending income earned from reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS March 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs
Norwegian Krone	2,333,010	United States Dollar	272,952	4/7/2021	(183)
J.P. Morgan Securities
British Pound	205,238	United States Dollar	282,554	4/1/2021	388
Canadian Dollar	995,842	United States Dollar	790,439	4/1/2021	1,990
Merrill Lynch, Pierce, Fenner & Smith
Danish Krone	516,263	United States Dollar	81,437	4/7/2021	(41)
Morgan Stanley
Euro	82,702	United States Dollar	96,991	4/1/2021	(4)
South African Rand	2,308,690	United States Dollar	156,162	4/7/2021	88
Gross Unrealized Appreciation					2,466
Gross Unrealized Depreciation					(228)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $16,770,234)—Note 1(c):
Unaffiliated issuers	300,285,280	389,513,289
Affiliated issuers	16,550,956	16,550,956
Cash denominated in foreign currency	920,400	916,738
Receivable for shares of Beneficial Interest subscribed		852,143
Tax reclaim receivable		416,103
Dividends and securities lending income receivable		364,879
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		2,466
Prepaid expenses		45,856
		408,662,430
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		296,462
Payable for investment securities purchased		6,618,484
Liability for securities on loan—Note 1(c)		4,618,941
Payable for shares of Beneficial Interest redeemed		1,128,025
Trustees’ fees and expenses payable		3,305
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		228
Other accrued expenses		129,575
		12,795,020
Net Assets ($)		395,867,410
Composition of Net Assets ($):
Paid-in capital		316,025,349
Total distributable earnings (loss)		79,842,061
Net Assets ($)		395,867,410

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	58,415,801	13,980,542	309,774,831	13,696,236
Shares Outstanding	1,621,212	422,243	8,358,730	369,352
Net Asset Value Per Share ($)	36.03	33.11	37.06	37.08

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2021 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $138,959 foreign taxes withheld at source):
Unaffiliated issuers	3,513,433
Affiliated issuers	1,948
Income from securities lending—Note 1(c)	59,173
Total Income	3,574,554
Expenses:
Management fee—Note 3(a)	1,278,576
Shareholder servicing costs—Note 3(c)	290,839
Professional fees	60,312
Distribution fees—Note 3(b)	43,671
Registration fees	38,083
Custodian fees—Note 3(c)	18,440
Prospectus and shareholders’ reports	18,295
Trustees’ fees and expenses—Note 3(d)	11,694
Chief Compliance Officer fees—Note 3(c)	7,642
Loan commitment fees—Note 2	4,285
Interest expense—Note 2	798
Miscellaneous	10,021
Total Expenses	1,782,656
Investment Income—Net	1,791,898
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	31,397,244
Net realized gain (loss) on forward foreign currency exchange contracts	(48,011)
Net Realized Gain (Loss)	31,349,233
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	87,395,481
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	2,587
Net Change in Unrealized Appreciation (Depreciation)	87,398,068
Net Realized and Unrealized Gain (Loss) on Investments	118,747,301
Net Increase in Net Assets Resulting from Operations	120,539,199

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Operations ($):
Investment income—net	1,791,898	3,894,175
Net realized gain (loss) on investments	31,349,233	(15,965,069)
Net change in unrealized appreciation (depreciation) on investments	87,398,068	(9,866,886)
Net Increase (Decrease) in Net Assets Resulting from Operations	120,539,199	(21,937,780)
Distributions ($):
Distributions to shareholders:
Class A	(462,334)	(1,132,335)
Class C	(71,163)	(93,835)
Class I	(2,963,507)	(5,707,012)
Class Y	(103,330)	(266,884)
Total Distributions	(3,600,334)	(7,200,066)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	9,913,537	13,140,699
Class C	2,288,153	3,626,743
Class I	66,238,708	135,741,713
Class Y	9,551,145	5,366,051
Distributions reinvested:
Class A	410,878	1,049,766
Class C	42,642	88,623
Class I	2,683,895	5,128,652
Class Y	103,315	248,503
Cost of shares redeemed:
Class A	(10,877,320)	(23,430,315)
Class C	(1,001,006)	(2,928,926)
Class I	(70,455,301)	(146,998,966)
Class Y	(5,418,098)	(9,697,971)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	3,480,548	(18,665,428)
Total Increase (Decrease) in Net Assets	120,419,413	(47,803,274)
Net Assets ($):
Beginning of Period	275,447,997	323,251,271
End of Period	395,867,410	275,447,997

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	298,926	556,409
Shares issued for distributions reinvested	13,942	38,090
Shares redeemed	(344,083)	(972,117)
Net Increase (Decrease) in Shares Outstanding	(31,215)	(377,618)
Class Ca
Shares sold	77,838	163,012
Shares issued for distributions reinvested	1,571	3,476
Shares redeemed	(33,113)	(117,417)
Net Increase (Decrease) in Shares Outstanding	46,296	49,071
Class I
Shares sold	2,043,840	5,465,979
Shares issued for distributions reinvested	88,607	181,161
Shares redeemed	(2,206,505)	(5,864,889)
Net Increase (Decrease) in Shares Outstanding	(74,058)	(217,749)
Class Yb
Shares sold	276,044	211,073
Shares issued for distributions reinvested	3,411	8,775
Shares redeemed	(164,161)	(355,586)
Net Increase (Decrease) in Shares Outstanding	115,294	(135,738)

[a]

During the period ended March 31, 2021, 211 Class C shares representing $6,335 were automatically converted to 194 Class A shares and during the period ended September 30, 2020, 193 Class C shares representing $4,889 were automatically converted to 178 Class A shares.

[b]	During the period ended March 31, 2021, 19,929 Class Y shares representing $620,185 were exchanged for 20,550 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended March 31, 2021
		Year Ended September 30,
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	25.18	27.79	33.28	30.04	26.56	23.30
Investment Operations:
Investment income—net[a]	.14	.30	.55	.32	.15	.27
Net realized and unrealized gain (loss) on investments	10.99	(2.33)	(5.64)	3.05	3.69	3.21
Total from Investment Operations	11.13	(2.03)	(5.09)	3.37	3.84	3.48
Distributions:
Dividends from investment income—net	(.28)	(.58)	(.40)	(.13)	(.36)	(.22)
Net asset value, end of period	36.03	25.18	27.79	33.28	30.04	26.56
Total Return (%)[b]	44.47[c]	(7.50)	(15.38)	11.29	14.52	15.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.24[d]	1.26	1.24	1.28	1.36	1.44
Ratio of net expenses to average net assets	1.24[d]	1.26	1.24	1.28	1.34	1.34
Ratio of net investment income to average net assets	.87[d]	1.17	1.94	.99	.53	1.12
Portfolio Turnover Rate	58.14[c]	76.09	77.60	55.65	94.39	108.16
Net Assets, end of period ($ x 1,000)	58,416	41,605	56,407	88,769	88,293	77,594

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2021
		Year Ended September 30,
Class C Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	23.15	25.52	30.61	27.70	24.53	21.54
Investment Operations:
Investment income (loss)—net[a]	.03	.09	.33	.13	(.05)	.08
Net realized and unrealized gain (loss) on investments	10.11	(2.14)	(5.21)	2.78	3.41	2.97
Total from Investment Operations	10.14	(2.05)	(4.88)	2.91	3.36	3.05
Distributions:
Dividends from investment income—net	(.18)	(.32)	(.21)	-	(.19)	(.06)
Net asset value, end of period	33.11	23.15	25.52	30.61	27.70	24.53
Total Return (%)[b]	43.97[c]	(8.15)	(15.97)	10.51	13.73	14.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.93[d]	1.98	1.96	1.96	2.04	2.12
Ratio of net expenses to average net assets	1.93[d]	1.98	1.96	1.96	2.03	2.09
Ratio of net investment income (loss) to average net assets	.17[d]	.40	1.23	.42	(.18)	.37
Portfolio Turnover Rate	58.14[c]	76.09	77.60	55.65	94.39	108.16
Net Assets, end of period ($ x 1,000)	13,981	8,702	8,341	15,606	11,741	10,154

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended March 31, 2021
		Year Ended September 30,
Class I Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	25.92	28.59	34.26	30.91	27.30	23.95
Investment Operations:
Investment income—net[a]	.18	.38	.67	.47	.25	.35
Net realized and unrealized gain (loss) on investments	11.32	(2.39)	(5.84)	3.09	3.78	3.29
Total from Investment Operations	11.50	(2.01)	(5.17)	3.56	4.03	3.64
Distributions:
Dividends from investment income—net	(.36)	(.66)	(.50)	(.21)	(.42)	(.29)
Net asset value, end of period	37.06	25.92	28.59	34.26	30.91	27.30
Total Return (%)	44.66[b]	(7.23)	(15.16)	11.59	14.85	15.35
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98[c]	1.00	.98	1.00	1.05	1.11
Ratio of net expenses to average net assets	.98[c]	1.00	.98	1.00	1.05	1.08
Ratio of net investment income to average net assets	1.12[c]	1.44	2.28	1.42	.86	1.40
Portfolio Turnover Rate	58.14[b]	76.09	77.60	55.65	94.39	108.16
Net Assets, end of period ($ x 1,000)	309,775	218,549	247,344	330,252	233,080	144,068

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	March 31, 2021	Year Ended September 30,
Class Y Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	25.94	28.63	34.30	30.94	27.31	23.95
Investment Operations:
Investment income—net[a]	.21	.40	.76	.55	.41	.43
Net realized and unrealized gain (loss) on investments	11.32	(2.39)	(5.89)	3.06	3.65	3.23
Total from Investment Operations	11.53	(1.99)	(5.13)	3.61	4.06	3.66
Distributions:
Dividends from investment income—net	(.39)	(.70)	(.54)	(.25)	(.43)	(.30)
Net asset value, end of period	37.08	25.94	28.63	34.30	30.94	27.31
Total Return (%)	44.73[b]	(7.14)	(15.04)	11.75	14.98	15.45
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86[c]	.87	.85	.87	.93	.99
Ratio of net expenses to average net assets	.86[c]	.87	.85	.87	.93	.98
Ratio of net investment income to average net assets	1.25[c]	1.52	2.56	1.63	1.38	1.54
Portfolio Turnover Rate	58.14[b]	76.09	77.60	55.65	94.39	108.16
Net Assets, end of period ($ x 1,000)	13,696	6,592	11,158	9,583	2,763	414

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Natural Resources Fund (the “fund”) is a separate non-diversified series of BNY Mellon Opportunity Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On February 10, 2021, BNY Mellon Investment Management announced its intention to realign several of its investment firms. As a result of this realignment, which is scheduled to occur, subject to regulatory requirements, in the third quarter of 2021 (the “Effective Date”), portfolio managers responsible for managing the fund’s investments who are employees of Mellon Investments Corporation (“Mellon”) in a dual employment arrangement with the Adviser, will become employees of Newton Investment Management North America, LLC (“Newton”), which, like Mellon, is an affiliate of the Adviser, and will no longer be employees of Mellon. Consequently, effective as of the Effective Date and subject to the approval of the Trust’s Board of Trustees (the “Board”), the Adviser will engage Newton to serve as the fund’s sub-adviser, pursuant to a sub-investment advisory agreement between the Adviser and Newton. As the fund’s sub-adviser, Newton will provide the day-to-day management of the fund’s investments, subject to the Adviser’s supervision and approval. It is currently anticipated that the fund’s portfolio managers who are responsible for the day-to-day management of the fund’s investments will continue to manage the fund’s investments as of the Effective Date. It is also currently anticipated that there will be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increase in the management fee payable by the fund as a result of the engagement of Newton as the fund’s sub-adviser. The Adviser (and not the fund) will pay Newton for its sub-advisory services.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	389,513,289	-	-	389,513,289
Investment Companies	16,550,956	-	-	16,550,956
Other Financial Instruments:
Forward Foreign Currency Exchange contracts††	-	2,466	-	2,466

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange contracts††	-	(228)	-	(228)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of March 31, 2021, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended March 31, 2021, The Bank of New York Mellon earned $7,702 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $36,745,251 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2020. The fund has $33,936,153 of short-term capital losses and $2,809,098 of long-term capital losses which can be carried forward for an unlimited period.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2020 was as follows: ordinary income $7,200,066. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2021 was approximately $127,473 with a related weighted average annualized interest rate of 1.26%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from October 1, 2020 through February 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.10% of the fund’s average daily net assets. On or after February 1, 2022, the Adviser, may terminate this expense limitation at any time. During the period ended March 31, 2021, there were no reduction in expenses, pursuant to the undertaking.

During the period ended March 31, 2021, the Distributor retained $2,116 from commissions earned on sales of the fund’s Class A shares and $213 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended March 31, 2021, Class C shares were charged $43,671 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2021, Class A and Class C shares were charged $63,250 and $14,557, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2021, the fund was charged $13,104 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended March 31, 2021, the fund was charged $18,440 pursuant to the custody agreement.

During the period ended March 31, 2021, the fund was charged $7,642 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $253,792, Distribution Plan fees of $8,893, Shareholder Services Plan fees of $15,596, custodian fees of $10,000, Chief Compliance Officer fees of $3,931 and transfer agency fees of $4,250.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended March 31, 2021, amounted to $191,837,434 and $188,914,151, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended March 31, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at March 31, 2021 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At March 31, 2021, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	2,466	(228)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	2,466	(228)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	2,466	(228)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of March 31, 2021:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
J.P. Morgan Securities	2,378		-	-	2,378
Morgan Stanley	88		(4)	-	84
Total	2,466		(4)	-	2,462

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Goldman Sachs	(183)		-	-	(183)
Merrill Lynch, Pierce, Fenner & Smith	(41)		-	-	(41)
Morgan Stanley	(4)		4	-	-
Total	(228)		4	-	(224)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended March 31, 2021:

Average Market Value ($)
Forward contracts	416,149

At March 31, 2021, accumulated net unrealized appreciation on investments inclusive of derivatives contracts was $89,230,247, consisting of $92,766,098 gross unrealized appreciation and $3,535,851 gross unrealized depreciation.

At March 31, 2021, the cost of investments inclusive of derivatives contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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For More Information

BNY Mellon Natural Resources Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DNLAX Class C: DLDCX Class I: DLDRX Class Y: DLDYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 6006SA0321

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Opportunity Funds

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: May 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: May 26, 2021

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: May 26, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)